Related Party Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Taizhou Jiutian Pharmaceutical Co. Ltd [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	$ 2,312	$ 1,132,346
Taizhou Su Xuan Tang Chinese hospital Co. Ltd [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	9,574	57,749
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	4,503
Feng Zhou [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	323,080
Repayment of related party	13,285,682
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	323,080
Repayment of related party	13,285,682
Jianbin Zhou [Member]
Related Party Transactions (Details) [Line Items]
Repayment of related party	$ 13,285,682